Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2022	2021
Petty cash	312	448
Bank balances	6,745,864	6,320,570
Call deposits	2,602,515	202,210
Total cash and cash equivalents	9,348,691	6,523,228